Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest expense	$ 19,523	$ 13,922	$ 7,815
Amortization of financing costs	1,503	1,364	519
Commitment fees and other costs	923	269	93
Interest and finance costs	$ 21,949	$ 15,555	$ 8,427